LEASES (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating leases
2025	$ 5,549
2026	3,110
2027	2,378
2028	1,497
2029	640
Thereafter	2,193
Total future minimum lease payments	15,367
Less: imputed interest	2,195
Total	$ 13,172	$ 7,449